Income Tax (FY)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income Tax
Note 9- Income Tax
The Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset
Federal net operating loss	$—	$—
Organizational costs/Startup expenses	966,411	418,972
Total deferred tax asset	966,411	418,972
Valuation allowance	(966,411)	(418,972)
Deferred tax asset, net of allowance	$—	$—
The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$1,078,985	$645,442
Deferred	(531,316)	(329,066)
State and Local
Current	32,746	—
Deferred	(16,125)	—
Change in valuation allowance	547,441	329,066
Income tax provision	$1,111,731	$645,442
As of December 31, 2023 and 2022, the Company had $0 of U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $547,441 and $329,066, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.6%	0.0%
Tax penalty	0.1%	0.0%
Change in fair value of warrant liability	(13.0)%	(18.4)%
Warrant transaction costs	(5.9)%	0.0%
Business Combination expenses	47.4%	0.0%
Change in valuation allowance	47.7%	2.7%
Income tax provision	97.9%	5.3%
The Company files US federal and New York City and State tax returns and is subject to examination by various taxing authorities.
The Company’s effective tax rates for the period presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets, changes in fair value of warrants and transaction costs associated with warrants.